Variable Interest Entities Textuals (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Variable Interest Entities (Textuals) [Abstract]
Trust Preferred Securities, Issued	$ 7,000
Junior Subordinated Debt, Issued	7,200
Equity Interest, ANB Capital Trust	$ 200